Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables and Other Current Liabilities

	At December 31,
	2018	2019	2020
	(in thousands)
Trade payables	$9,412	$8,834	$15,701
Other current liabilities:
Employees and social debts	3,091	3,575	7,424
Provisions	352	—	90
Others	1,563	965	962
Total other current liabilities	$5,006	$4,540	$8,476
Contract liabilities:
License and development services agreement (See Note 19)	—	5,085	12,392
Deferred revenue	973	727	753
	$973	$5,812	$13,145